Mar. 20, 2025
LeaderShares(R) Equity Skew ETF
LeaderShares® Equity Skew ETF
Investment Objective
The LeaderShares® Equity Skew ETF (the “Equity Skew ETF” or the “Fund”) seeks to generate long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LeaderShares(R) Equity Skew ETF LeaderShares(R) Equity Skew ETF
Management Fee	0.75%	[1]
Distribution (12b-1) and Service Fees	none
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	0.09%	[2],[3]
Total Annual Fund Operating Expenses	0.84%
[1]	The Fund’s advisor will pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, professional fees related to services for the collection of foreign tax reclaims, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.
[2]	“Acquired Fund Fees and Expenses” and “Other Expenses” for the Fund have been estimated for the current fiscal year by Redwood. Actual expenses may differ from estimates.
[3]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. “Acquired Fund Fees and Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
LeaderShares(R) Equity Skew ETF | LeaderShares(R) Equity Skew ETF | USD ($)	86	268	466	1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the Predecessor Fund’s (defined below) portfolio turnover rate was 190% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in equity securities. The Fund defines equity securities to include common and preferred stock as well as shares of other investment companies, such as ETFs, that invest primarily in equity securities. The Fund employs a contrarian strategy that seeks to buy underperforming asset classes and/or factors and sell outperforming asset classes and/or factors based on quantitative research. The primary equity style exposures and factors are large-cap growth, large-cap value, small-cap growth, small-cap value, and emerging markets. The weightings to these equity style exposures are determined using proprietary quantitative methodologies that include statistical skew. Skew or skewness measures the asymmetry of a return distribution between different constituents in a group. Measuring the skewness allows Redwood Investment Management, LLC, the Fund’s investment advisor (the “Advisor”), to take the five groups of stocks (i.e., large-cap growth, large-cap value, small-cap growth, small-cap value, and emerging markets) and determine the relative weightings of each of these five groups based on how recent returns of such group fits into its historical distribution of returns. This measure of skewness generally leads to groups of stocks that have recently outperformed to have reduced exposure and groups of stocks that have recently underperformed to have increased exposure at each rebalance.

The Fund typically invests in equity securities of U.S. and foreign issuers, including issuers located in emerging market countries, with a market capitalization of at least $1 billion at the time of purchase. The Advisor considers a company to be located in a country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production capacities in, the country. The Advisor considers “emerging markets” to be those countries that are considered to be emerging market or developing countries by the World Bank or the International Financial Corporation, or that are included in any of the Morgan Stanley Capital International (MSCI) emerging market indices. The Fund may engage in active and frequent trading.

Principal Investment Risks
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the LeaderShares® Equity Skew ETF, a series of Two Roads Shared Trust (the “Predecessor Fund”), from year to year and by showing how the average annual total returns of the Predecessor Fund compare with the average annual total returns of the S&P 500 Index, a broad-based securities market index. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website www.leadersharesetfs.com, or by calling the Fund at 1-888-617-1444.

The Fund will commence operations following the reorganization of the Predecessor Fund, which is expected to occur during the second quarter of 2025. As a result of the reorganization, the Fund will adopt the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to the reorganization, reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

For Calendar Years Ended December 31st for Predecessor Fund

Highest Calendar Quarter Return at NAV	10.71%	03/31/2021
Lowest Calendar Quarter Return at NAV	(14.39%)	06/30/2022

Average Annual Total Returns (For the year ended December 31, 2023)
Average Annual Returns - LeaderShares(R) Equity Skew ETF	Label	One Year		Since Inception		Inception Date
LeaderShares(R) Equity Skew ETF	Return before taxes	9.14%		10.48%		May 11, 2020
LeaderShares(R) Equity Skew ETF | Return after taxes on Distributions	Return after taxes on Distributions	8.76%	[1]	9.78%	[1]	May 11, 2020	[1]
LeaderShares(R) Equity Skew ETF | Return after taxes on Distributions and Sale of Fund Shares	Return after taxes on Distributions and Sale of Fund Shares	5.61%	[1]	8.04%	[1]	May 11, 2020	[1]
S&P 500 Index	S&P 500 Index	25.02%	[2]	18.02%	[2]	May 11, 2020	[2]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
[2]	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.